COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of loan commitments
As of December 31, 2015 and 2014, the Company had the following commitments to fund various senior mortgage loans, subordinated debt investments, as well as preferred equity investments accounted for as loans held for investment ($ in thousands):

	As of December 31,
	2015	2014
Total commitments	$1,232,163	$1,565,117
Less: funded commitments	(1,133,842)	(1,395,281)
Total unfunded commitments	$98,321	$169,836

Schedule of ACRE Capital's commitments to sell and fund loans
As of December 31, 2015 and 2014, ACRE Capital had the following commitments to sell and fund loans ($ in thousands):

	As of December 31,
	2015	2014
Commitments to sell loans	$237,372	$249,803
Commitments to fund loans	$207,566	$51,109

Schedule of future minimum payments under the Company's operating leases
The following table shows future minimum payments required under the Company's operating leases as of December 31, 2015 ($ in thousands):

As of December 31, 2015
2016	$775
2017	853
2018	837
2019	772
2020	754
Thereafter	1,026
Total	$5,017